REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of REVENUE AND OTHER INCOME [Abstract]
Disclosure Of Detailed Information About Revenue And Other Income [Text Block]
Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	821,792	793,745	1,017,146
Other income
Interest income	32	1,791	707
Gain on disposal of fixed assets	70	-	-
Reversal of provision for litigation claim originally estimated under current liabilities	-	1,650	-
Rental income	14,151	11,792	-
	14,253	15,233	707